Cover - shares	12 Months Ended
	Dec. 31, 2024	May 15, 2025
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	MingZhu Logistics Holdings Limited
Entity Central Index Key	0001782037
Entity File Number	001-39564
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	27F, Yantian Modern Industry Service Center
Entity Address, Address Line Two	No. 3018 Shayan Road
Entity Address, Address Line Three	Yantian District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518081
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.008 per share
Trading Symbol	YGMZ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		76,679,065
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Puglisi & Associates
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	518081
Entity Phone Fax Numbers [Line Items]
City Area Code	(302)
Local Phone Number	738-6680